Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 16 - COMMITMENTS AND CONTINGENCIES

Risk, Uncertainties, and Contingencies on Discontinued Operation

Prior to June 2018, the Company's subsidiary AGM Group Ltd. ("AGM Belize") engaged in Forex Trading Brokerage business. The Company received total deposits of $82,922,858 as customers' investment funds that were kept in various third-party forex trading platform accounts China and Canada.

In June 2018, the local government of the People's Republic of China initiated certain policy change that it would no longer support forex-trading related business in China. The policy required various third-party forex trading platform to shut down its business and restricted customers to access the investment funds deposited. As a result, the Company was not able to retrieve the funds held in these platform accounts to return to its former customers.

On September 5, 2018, the Company disposed 90% of AGM Belize for $450,000 to Mr. Zhentao Jiang, a related party who is a director and principal shareholder of the Company. According to the equity transfer agreement, Mr. Zhentao Jiang will assume 90% assets and liabilities of AGM Belize and will be responsible to retrieve the investment funds to return to the Company's former customers. As of December 31, 2018, Mr. Zhentao Jiang retrieved and returned $2,320,023 in cash to the Company's former customers directly.

Although the Company may not be responsible for losses caused by the discontinued operation of AGM Belize or responsible to retrieve and return the investment funds to these customers. However, the filing of a claim or commencement of any governmental investigation or proceeding against the Company or any of its affiliates, even if not justified, could create negative publicity and have a material adverse impact on the Company's operation. Should any of the allegations or claims arise, the Company operation could be adversely affected.

Lease Commitments

On April 15, 2016, the Company entered into a lease agreement with Yu Wang to lease a 187 square-meter office space, located at Room 2112, East Tower, VanPalace, No.1 Jinghua South Street, Chaoyang District, Beijing City, PRC. The lease starts from April 15, 2016 with a term of one year. According to the agreement, the rent is RMB25,000 (approximately $4,000) per month. On April 15, 2017, April 14, 2018 and April 4, 2019, this lease agreement was renewed to extend the term for one-year term with no change in rent charge, respectively.

On November 15, 2016, the Company entered into a lease agreement with Gang Liu to lease a 186 square meters office space, located at Room 2111, East Tower, VanPalace, No.1 Jinghua South Street, Chaoyang District, Beijing City, PRC. The lease starts from December 5, 2016 with a term of six months ended on June 4, 2017. According to the agreement, the rent is RMB27,500 (approximately $4,000) per month. On May 10, 2017 and 2018, the Company renewed this lease agreement to extend the term for one year with no change in rent, respectively. On June 1, 2019, the Company renewed this lease agreement to extend the term for one year with no change in rent.

After the acquisition of the Anyi, the Company took over the control of the following leases of Anyi:

On October 25, 2017, the Company entered into a lease agreement with Xiaoyi Bai to lease a 194 square meters office space, located at 5-26 Jinshui Bay, Jintan City, PRC. The lease starts from November 1, 2017 and renew option with term of every one year (twelve months) to extend ended to December 31, 2020. According to the agreement, the rent is RMB8,500 (approximately $1,200) per month. After the acquisition, the Company terminated the lease during December 2019.

On December 28, 2018, the Company entered into a lease agreement with Daqing Zhang to lease a 50 square meters office space, located at Room 501, Building 1, No. 46 Chaoyang West Road, Haizhou District, Lianyungang City, PRC. The lease starts from January 1, 2019 and renew option with term of every one year (twelve months) to extend ended to December 31, 2020. According to the agreement, the rent is RMB2,500 (approximately $1,000) per month. After the acquisition, the Company terminated the lease during December 2019.

On April 9, 2019, the Company entered into a lease agreement with Beijing Zhongzhi Real Estate Co., Ltd. to lease a 95 square meters office space, located at Room 11B07, 10/F, No.11 Cheshuijing Alley, Dongcheng District, Beijing City, PRC. The lease starts from April 15, 2019 with a term of one year ended on April 14, 2020. According to the agreement, the rent is RMB15,500 (approximately $2,200) per month. The lease was terminated in July 2019.

On May 25, 2019, the Company entered into a lease agreement with Gang Li to lease a 73 square meters office space, located at Room 1510, Building 5, No. 88 Jianguo Road, Chaoyang District, Beijing City, PRC. The lease starts from May 30, 2019 with a term of one year ended on May 29, 2020. According to the agreement, the rent is RMB11,300 (approximately $1,600) per month.

On November 28, 2017, the Company entered into a lease agreement with International Peaceful Interests Ltd. to lease an office space, located at Room 1904, 19/F Jubilee Center, 18 Fenwick St., 46 Gloucester Road, Wanchai, Hong Kong. The lease term is from December 8, 2017 to December 7, 2019. According to the agreement, the rent is HK$48,136 (approximately $6,000) per month. The lease was terminated in May 2019.

In addition, the Company is committed to bearing the expenses of dormitories, which are leased for the Company's employees.

Rent expenses for the years ended December 31, 2019, 2018 and 2017 were $173,259, $447,363, and $728,843, respectively. The Company has future minimum lease obligations as of December 31, 2019 as follows:

Commitment Amount
Year of 2020	$75,506
Year of 2021	18,957
Year of 2022	18,957
Year of 2023	4,308
Year of 2024	4,308
Thereafter	12,924
Less: lease commitments on terminations	(134,960)
Total	$-